As filed with the Securities and Exchange Commission on February 19, 2026

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,870	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,870	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o BlackRock Fund Advisors

400 Howard Street

San Francisco, CA 94105

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. BENJAMIN J. HASKIN, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	MARISA ROLLAND, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On February 23, 2026, pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment No. 2,865:

iShares 1-3 Year International Treasury Bond ETF

iShares Core 1-5 Year USD Bond ETF

iShares Core International Aggregate Bond ETF

iShares Core Universal USD Bond ETF

iShares Euro Investment Grade Corporate Bond USD Hedged ETF

iShares Floating Rate Bond ETF

iShares International Treasury Bond ETF

iShares J.P. Morgan Broad USD Emerging Markets Bond ETF

iShares J.P. Morgan USD Emerging Markets Bond ETF

iShares Systematic Bond ETF

iShares USD Green Bond ETF

Explanatory Note

This Post-Effective Amendment No. 2,870 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until February 23, 2026, the effectiveness of the registration statement for the iShares 1-3 Year International Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core International Aggregate Bond ETF, iShares Core Universal USD Bond ETF, iShares Euro Investment Grade Corporate Bond USD Hedged ETF, iShares Floating Rate Bond ETF, iShares International Treasury Bond ETF, iShares J.P. Morgan Broad USD Emerging Markets Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares Systematic Bond ETF and iShares USD Green Bond ETF, filed in Post-Effective Amendment No. 2,865 on December 22, 2025, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 2,870 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 2,865 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,870 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 19th day of February 2026.

iSHARES TRUST

By:
Jessica Tan*
President

Date: February 19, 2026

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,870 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Stephen Cohen* Trustee Date: February 19, 2026

John E. Martinez*
Trustee

Date: February 19, 2026

John E. Kerrigan*
Trustee

Date: February 19, 2026

Robert S. Kapito*
Trustee

Date: February 19, 2026

Madhav V. Rajan*
Trustee

Date: February 19, 2026

Jane D. Carlin*
Trustee

Date: February 19, 2026

Drew E. Lawton*
Trustee

Date: February 19, 2026

Richard L. Fagnani*
Trustee

Date: February 19, 2026

James Lam**
Trustee

Date: February 19, 2026

Laura F. Fergerson**
Trustee

Date: February 19, 2026

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: February 19, 2026

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: February 19, 2026

*

Powers of Attorney, each dated March 5, 2024, for Jessica Tan, Stephen Cohen, Jane D. Carlin, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,713, filed March 7, 2024.

**	Powers of Attorney, each dated April 8, 2024, for James Lam and Laura F. Fergerson are incorporated herein by reference to Post-Effective Amendment No. 2,726, filed April 18, 2024.